Other Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other assets		$ 14,620,000	$ 10,965,000
Estimated deposit insurance premium	7,176,000
Insurance premium prepaid period	3 years
FDIC prepaid insurance balance		$ 0	$ 2,176,000